Total
Loomis Sayles Limited Term Government and Agency Fund
Loomis Sayles Limited Term Government and Agency Fund
Investment Goal
The Fund seeks high current return consistent with preservation of capital.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table.
You may qualify for sales charge discounts if you and
your family invest, or agree to invest in the future, at least $100,000 in the Natixis Funds Complex.
More information about these and other discounts is
available from your financial professional and in the section “How Sales Charges Are Calculated” on page
62 of the Prospectus
, in Appendix A to the
Prospectus and on page
120 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Loomis Sayles Limited Term Government and Agency Fund	Class A		Class C	Class N	Class T	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.25%		none	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	[1]	1.00%	none	none	none
Redemption fees	none		none	none	none	none
[1]	A 0.75% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $500,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Loomis Sayles Limited Term Government and Agency Fund		Class A	Class C	Class N	Class T		Class Y
Management fees	[1]	0.31%	0.31%	0.31%	0.31%		0.31%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none	0.25%		none
Other expenses		0.18%	0.18%	0.11%	0.18%	[2]	0.18%
Total annual fund operating expenses		0.74%	1.49%	0.42%	0.74%		0.49%
Fee waiver and/or expense reimbursement	[3],[4]	none	none	0.01%	none		none
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.74%	1.49%	0.41%	0.74%		0.49%
[1]	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2020, as if such reduction had been in effect during the fiscal year ended September 30, 2020. The information has been restated to better reflect anticipated expenses of the Fund.
[2]	Other expenses for Class T shares are estimated for the current fiscal year.
[3]	Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.75%, 1.50%, 0.45%, 0.75% and 0.50% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
[4]	Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through January 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example for
Class N is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the
Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
Expense Example - Loomis Sayles Limited Term Government and Agency Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	299	456	627	1,123
Class C	252	471	813	1,779
Class N	42	134	234	529
Class T	324	481	651	1,145
Class Y	50	157	274	616

If shares are not redeemed:
Expense Example, No Redemption	1 year	3 years	5 years	10 years
Loomis Sayles Limited Term Government and Agency Fund | Class C | USD ($)	152	471	813	1,779

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was
319% of the average value of its portfolio.

Investments, Risks and PerformancePrincipal Investment Strategies
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in investments issued or guaranteed by the U.S. government, its agencies or instrumentalities.
The Adviser follows a total return-oriented investment approach in selecting securities for the Fund. It seeks securities that will provide the Fund with an average credit quality equal to the credit rating of the U.S. Government’s long-term debt and an effective portfolio duration range of two to four years
(although not all securities selected will have these characteristics and the Adviser may look for other characteristics if market conditions change). The Fund may invest in securities with credit quality above or below the credit rating of the U.S. Government’s long-term debt. In determining credit quality, the Adviser will look to the highest credit rating assigned by S&P Global Ratings (“S&P”), Fitch Investor Services, Inc. (“Fitch”) or Moody’s Investors Service, Inc.
(“Moody’s”).
In deciding which securities to buy and sell, the Adviser will consider, among other things, the financial strength of the issuer, current interest rates, current valuations, the Adviser’s expectations regarding future changes in interest rates and comparisons of the level of risk associated with particular investments with the Adviser’s expectations concerning the potential return of those investments.
In selecting investments for the Fund, the Adviser’s research analysts work closely with the Fund’s portfolio managers to develop an outlook on the economy from research produced by various financial firms and specific forecasting services or from economic data released by the U.S. and foreign governments as well as the Federal Reserve Bank. The analysts also conduct a thorough review of individual securities to identify what they consider attractive values in the
U.S. government security marketplace through the use of quantitative tools such as internal and external computer systems and software. The Adviser continuously monitors an issuer’s creditworthiness to assess whether the obligation remains an appropriate investment for the Fund. The Adviser seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. It emphasizes securities that tend to perform particularly well in response to interest rate changes, such as U.S. Treasury securities in a declining interest rate environment and mortgage-
backed or U.S. government agency securities in a steady or rising interest rate environment. The Adviser seeks to increase the opportunity for higher yields while maintaining the greater price stability that intermediate-term bonds have compared to bonds with longer maturities. The Adviser also uses a systematic model based on supply and demand patterns in purchasing and selling certain treasury securities and related derivatives.
In connection with its principal investment strategies, the Fund may also invest in investment grade corporate notes and bonds, collateralized loan obligations, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), asset-backed securities and mortgage-related securities including mortgage dollar rolls, and when-issued securities, delayed delivery securities and/or forward commitment securities. Except as provided above or as required by applicable law, the Fund is not limited in the percentage of its assets that it may invest in these instruments.

Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the
Fund.
Interest Rate Risk:
Interest rate risk is the risk that the value of the Fund’s investments will fall if interest rates rise.
 Generally, the value of fixed-income
securities rises when prevailing interest rates fall and falls when interest rates rise.  Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations.
The values of zero-coupon securities
and securities with longer maturities are generally more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell them, negatively impacting the performance of the Fund. Potential future changes in government monetary policy may affect the level of interest rates.
Mortgage-Related and Asset-Backed Securities Risk:
In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.
Agency Securities Risk:
Certain debt securities issued or guaranteed by agencies of the U.S. government are guaranteed as to the payment of principal and interest by the relevant entity but have not been backed by the full faith and credit of the U.S. government. Instead, they have been supported only by the discretionary authority of the U.S. government to purchase the agency’s obligations. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security and, therefore, these types of securities should be considered to be riskier than U.S. government securities.
Market/Issuer Risk:
The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.
When-Issued, Delayed Delivery and Forward Commitment Securities Risk:
Securities purchased on a forward commitment or when-issued or delayed delivery basis are subject to changes in value, generally changing in the same way (i.e., appreciating when interest rates decline and depreciating when interest rates rise), based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities so purchased may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or delayed delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued or delayed delivery basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund’s net assets. This may also occur when the
Fund seeks to remain fully invested during the period after purchase but before settlement. In addition, there is a risk that securities purchased on a when-
issued or delayed delivery basis may not be delivered and that the purchaser of securities sold by the Fund on a forward commitment basis will not honor its purchase obligation. In such cases, the Fund may incur a loss.
Credit Risk:
Credit risk is the risk that the issuer or the guarantor of a fixed-income security will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations.
Cybersecurity and Technology Risk:
The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.
LIBOR Risk:
LIBOR risk is the risk that the transition away from the London Interbank Offered Rate (“LIBOR”) may lead to increased volatility and illiquidity in markets that are tied to LIBOR. LIBOR is a benchmark interest rate that is used extensively as a “reference rate” for financial instruments, including many corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. Additionally, the Fund may borrow money at rates that are based on LIBOR. In July 2017, the head of the United Kingdom Financial Conduct Authority, the agency that oversees
LIBOR, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published after that time. The transition away from LIBOR poses a number of other risks, including changed values of
LIBOR-related investments and reduced effectiveness of hedging strategies, each of which may adversely affect the Fund’s performance.
Liquidity Risk:
  Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities.
 Liquidity issues may also make it difficult to value the Fund’s investments.
Management Risk:
A strategy used by the Fund’s
portfolio managers may fail to produce the intended result.

Models and Data Risk:
The Adviser utilizes various proprietary quantitative models to identify investment opportunities. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities at any time. Furthermore, the models may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses for the Fund. Models may be predictive in nature and such models may result in an incorrect assessment of future events. Data used in the construction of models may prove to be inaccurate or stale, which may result in losses for the Fund.
Portfolio Turnover Rate Risk:
The Fund may engage in active and frequent trading of portfolio securities to pursue its principal investment strategy. A high rate of portfolio turnover may involve correspondingly greater expenses, which must be borne by the Fund and its shareholders, and also may result in short-
term capital gains or losses to shareholders.

Risk/Return Bar Chart and Table
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-
to-year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and life-of-class periods (as applicable) compare to those of a broad measure of market performance.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.
The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

Total Returns for Class Y Shares

Highest Quarterly Return: First Quarter 2020, 2.34% Lowest Quarterly Return: Second Quarter 2013, -1.07%
Average Annual Total Returns (for the periods ended December 31, 2020)
The Fund did not have Class T shares outstanding during the periods shown above. The returns of Class T shares would have been substantially similar to the returns of the Fund’s other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as
Class T shares, restated to reflect the different sales load applicable to Class T shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Average Annual Total Returns - Loomis Sayles Limited Term Government and Agency Fund	Past 1 Year	Past 5 Years	Past 10 Years	Life of Class N	Inception Date
Class Y	3.43%	2.06%	1.82%
Class Y | Return After Taxes on Distributions	2.86%	1.25%	0.96%
Class Y | Return After Taxes on Distributions and Sale of Fund Shares	2.03%	1.22%	1.02%
Class A	0.86%	1.33%	1.34%
Class C	1.35%	1.02%	0.81%
Class N	3.43%			2.44%	Feb. 01, 2017
Class T	0.60%	1.28%	1.32%
Bloomberg Barclays U.S. 1-5 Year Government Bond Index	4.34%	2.35%	1.79%	2.70%